Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Company. The related parties mainly act as service providers and service recipients to the Company. The Company is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Company
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by a shareholder of the Company
Mr. Qu Chengcai	Former Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr.Qu was no longer a related party of the Group since then.
Mr. Zhang Yong	Former Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025.
Mr. Sun Zhichen	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17, 2024.
Ms. Chang Jiaxing	Chief Financial Officer from October 17, 2024
Mr. Wu Guofu	Independent director
Ms. Qiao Nini	Independent director

-	Transactions with related parties

As stated in Note 10, the Company issued 72,000 and 43,180 stock options to Mr. Qu and Mr. Sun, respectively. (See Note 11 - Share based compensation)

Mr. Zhang Yong, as a former CEO of the Company, provided an unsecured loan of RMB 1,060 to the Company. The loan is non-interest-bearing and repayable on demand.

-	Balances with related parties

As of September 30, 2024 and March 31, 2025, amounts due to a related party were RMB 4,324 and RMB 4,471, respectively. The balance due to related parties represented borrowings from Key Space, and Mr. Zhang Yong which were due within 12 months from borrowing. Details are as follows:

	September 30, 2024	March 31, 2025
	RMB	RMB
Key Space	4,324	4,471
Mr. Zhang Yong	—	1,060
Total	4,324	5,531